UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund
Investor Class – SEMPX
Institutional Class – SEMMX

Semper Short Duration Fund
Investor Class – SEMRX
Institutional Class – SEMIX

Semi-Annual Report
May 31, 2015

SEMPER FUNDS

Table of Contents

Allocation of Portfolio Assets	1

Expense Example	3

Schedule of Investments	5

Schedule of Securities Sold Short	34

Statements of Assets and Liabilities	36

Statements of Operations	39

Statements of Changes in Net Assets	40

Financial Highlights	44

Notes to Financial Statements	48

Notice to Shareholders	63

Approval of Investment Advisory Agreement	64

Householding	68

Privacy Notice	69

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 – 5/31/15).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% and 0.75% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Investor Class and Institutional Class shares, respectively, and limited to 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and Institutional Class shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2015 (Unaudited), Continued

MBS Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15(1)

Investor Class
Actual	$1,000.00	$1,025.20	$5.05
Hypothetical (5% return	$1,000.00	$1,019.95	$5.04
before expenses)

Institutional Class
Actual	$1,000.00	$1,025.50	$3.79
Hypothetical (5% return	$1,000.00	$1,021.19	$3.78
before expenses)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Investor Class and Institutional Class are 1.00% and 0.75%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15(1)

Investor Class
Actual(2)	$1,000.00	$1,007.40	$6.26
Hypothetical (5% return	$1,000.00	$1,018.70	$6.29
before expenses)(3)

Institutional Class
Actual(2)	$1,000.00	$1,008.70	$5.01
Hypothetical (5% return	$1,000.00	$1,019.95	$5.04
before expenses)(3)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 1.25% and 1.00%, respectively.

(2)	Excluding interest expense on short positions, your actual expenses would be $4.25 and $3.00 for the Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense on short positions, your hypothetical expenses would be $4.28 and $3.02 for the Investor Class and Institutional Class, respectively.

SEMPER MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Principal
Amount		Value
	ASSET-BACKED SECURITIES – 3.3%
	Access Financial Manufactured Housing Contract Trust
$349,312	7.650%, due 5/15/21, Series 1995-1, Class B1	$213,457
	American Residential Properties Trust
770,000	2.533%, due 9/17/31, Series 2014-SFR1,
	Class C (a)(d)	776,760
	Business Loan Express
431,974	0.735%, due 7/25/28, Series 2002-1A,
	Class A (a)(d)	379,483
410,703	1.185%, due 4/25/29, Series 2003-1A,
	Class A (a)(d)(f)	386,061
406,785	0.985%, due 6/27/33, Series 2005-1A,
	Class M (a)(d)(f)	349,835
	Cajun Global, LLC
641,375	5.955%, due 2/20/41, Series 2011-1, Class A2 (d)	654,371
	Invitation Homes Trust
300,000	2.400%, due 12/17/30, Series 2013-SFR1,
	Class D (a)(d)	300,797
910,000	1.683%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(d)	910,781
	KeyCorp Student Loan Trust
808,334	0.807%, due 1/25/37, Series 2003-A, Class 2B (a)	701,444
	Newtek Small Business Loan Trust
1,446,347	3.635%, due 4/25/40, Series 2014-1,
	Class A (a)(d)(f)	1,446,347
	Oakwood Mortgage Investors, Inc.
257,833	0.436%, due 9/15/17, Series 2002-A, Class A1 (a)	229,304
	Structured Asset Securities Corp.
1,035,618	3.357%, due 1/25/31, Series 2003-AL2,
	Class A (d)	1,010,795
	Total Asset-Backed Securities (cost $7,344,327)	7,359,435

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	COLLATERALIZED DEBT OBLIGATIONS – 1.2%
	Trapeza LLC
$1,487,004	0.687%, due 1/25/35, Series 2004-7A,
	Class A1 (a)(d)(f)	$1,236,072
1,655,138	0.561%, due 4/6/42, Series 2007-12A,
	Class A1 (a)(d)(f)	1,303,421
	Total Collateralized Debt
	Obligations (cost $2,539,962)	2,539,493

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 0.2%
	GNMA REMIC Trust
95,598	1.884%, due 3/16/46, Series 2013-46,
	Class AC (a)	93,623
5,560,325	0.892%, due 8/16/52, Series 2012-25,
	Class IO (a)	292,893
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $505,483)	386,516

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 16.8%
	Banc of America Commercial Mortgage Trust
570,000	5.497%, due 12/10/42, Series 2004-6,
	Class G (a)(d)(f)	148,200
660,000	5.749%, due 6/10/49, Series 2007-3,
	Class AJ (a)	690,028
	Bayview Commercial Asset Trust
593,187	0.635%, due 4/25/35, Series 2005-1,
	Class M2 (a)(d)	521,737
2,117,017	0.675%, due 11/25/35, Series 2005-3A,
	Class M2 (a)(d)	1,796,199
499,477	0.585%, due 4/25/36, Series 2006-1A,
	Class M2 (a)(d)	406,824
10,790,887	4.521%, due 12/25/37, Series 2007-6A,
	Class IO (d) (h)	215,818
20,289,008	4.236%, due 4/25/38, Series 2008-2,
	Class SIO (d)	695,435

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Bayview Financial Asset Trust
$711,492	0.985%, due 3/25/37, Series 2007-SR1A,
	Class M1 (a)(d)	$628,390
	Bear Stearns Commercial Mortgage Securities Trust
1,800,000	5.597%, due 3/11/39, Series 2006-PW11,
	Class D (d)	1,685,947
478,000	4.898%, due 6/11/41, Series 2005-PWR8,
	Class D	477,514
510,000	5.611%, due 9/11/41, Series 2006-PW13,
	Class AJ (a)	524,053
	CNL Commercial Mortgage Loan Trust
218,816	0.824%, due 10/20/27, Series 2001-1A,
	Class A (a)(d)	201,921
157,771	2.684%, due 10/20/27, Series 2001-1A,
	Class B (a)(d)	141,840
429,284	0.905%, due 3/23/28, Series 2001-2A,
	Class A (a)(d)	394,312
159,361	0.785%, due 10/25/28, Series 2002-1A,
	Class A (a)(d)	144,384
346,665	0.985%, due 3/27/29, Series 2002-2A,
	Class A (a)(d)	315,835
156,609	0.625%, due 10/25/30, Series 2003-2A,
	Class A1 (a)(d)	136,197
407,610	0.686%, due 5/15/31, Series 2003-1A,
	Class A1 (a)(d)	371,407
	Comm Mortgage Trust
1,600,000	5.377%, due 12/10/46, Series 2006-C8, Class AJ	1,627,186
	Credit Suisse Commercial Mortgage Trust
1,000,000	5.538%, due 9/15/39, Series 2006-C4, Class AJ (a)	1,011,394
1,170,000	5.949%, due 9/15/39, Series 2007-C4, Class AJ (a)	1,226,702
	Credit Suisse First Boston Mortgage Securities Corp.
1,450,000	5.792%, due 1/15/37, Series 2004-C1,
	Class H (a)(d)	1,408,234
350,000	5.777%, due 11/15/37, Series 2004-C5,
	Class H (a)(d)(g)	264,441
4,000,000	4.231%, due 5/15/38, Series 2003-C3,
	Class J (a)(d)	3,898,133
1,390,000	5.266%, due 8/15/38, Series 2005-C4,
	Class E (a)(d)	1,380,797

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Fannie Mae-Aces
$2,273,198	6.205%, due 9/25/20, Series 2010-M6,
	Class SA (a)	$493,363
	GCCFC Commercial Mortgage Trust
3,000,000	5.287%, due 8/12/42, Series 2005-GG3,
	Class F (a)(d)	2,967,843
	GE Commercial Mortgage Corp.
500,000	5.495%, due 11/10/45, Series 2005-C4,
	Class AJ (a)	502,250
	JP Morgan Chase Commercial Mortgage Securities Trust
1,240,000	5.121%, due 9/12/37, Series 2005-CB12,
	Class B (a)	1,187,650
800,000	5.535%, due 7/15/41, Series 2004-LN2,
	Class D (a)	682,527
100,000	6.100%, due 4/15/45, Series 2006-LDP7,
	Class B (a)	71,140
805,000	6.208%, due 2/15/51, Series 2007-LDP12,
	Class B (a)	781,799
	Key Commercial Mortgage Pass Through Certificates
770,000	5.919%, due 12/15/40, Series 2007-SL1,
	Class B (a)(d)	783,286
	LB-UBS Commercial Mortgage Trust
2,672,500	4.979%, due 1/15/36, Series 2004-C1, Class E (a)	2,683,668
440,000	5.094%, due 12/15/39, Series 2004-C8,
	Class G (a)(d)	442,323
	Lehman Brothers Small Balance Commercial
469,322	1.135%, due 2/25/30, Series 2005-1A,
	Class B (a)(d)	377,896
489,151	0.000%, due 9/25/30, Series 2005-2A,
	Class 1A (a)(d)	454,347
	ML-CFC Commercial Mortgage Trust
190,000	6.066%, due 6/12/46, Series 2006-2, Class B (a)(d)	187,857
2,000,000	0.369%, due 8/12/48, Series 2007-5,
	Class AMFL (a)(d)	1,906,614
	Morgan Stanley Capital I Trust
660,000	5.070%, due 12/13/41, Series 2005-T17,
	Class E (a)(d)	115,546

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Velocity Commercial Capital Loan Trust
$1,869,000	6.052%, due 9/25/44, Series 2014-1,
	Class M2 (a)(d)(f)	$1,869,000
	Wachovia Bank Commercial Mortgage Trust
400,000	5.357%, due 12/15/44, Series 2005-C22,
	Class B (a)	400,009
690,000	5.672%, due 10/15/48, Series 2006-C28,
	Class B (a)	691,435
220,000	5.368%, due 11/15/48, Series 2006-C29,
	Class AJ (a)	223,870
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $37,866,805)	37,135,351

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 0.1%
	FNMA REMIC Trust
211,894	2.000%, due 10/25/40, Series 2013-53, Class CB	212,054
	GNMA II Pool
82,741	2.544%, due 9/20/63, Series #899223 (a)	89,925
	Total Residential Mortgage-Backed Securities –
	Agency (cost $277,308)	301,979

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 64.5%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.550%, due 9/21/30, Series 2000-LB1,
	Class AF5 (a)	611,649
	Accredited Mortgage Loan Trust
438,872	4.330%, due 6/25/33, Series 2003-1, Class A-1 (h)	399,082
	ACE Security Corp. Home Equity Loan Trust
367,747	1.355%, due 7/25/33, Series 2003-NC1,
	Class M1 (a)	349,372
	Adjustable Rate Mortgage Trust
471,851	2.752%, due 9/25/35, Series 2005-5, Class 2A1 (a)	417,484
417,030	0.725%, due 11/25/35, Series 2005-6A,
	Class 1A1 (a)	347,901
	Aegis Asset Backed Securities Trust
3,309,508	0.355%, due 1/25/37, Series 2006-1, Class A2 (a)	2,168,949

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	AFC Home Equity Loan Trust
$487,408	1.115%, due 11/24/28, Series 1998-4,
	Class 2A2 (a)	$439,016
703,298	1.065%, due 2/25/29, Series 1999-1,
	Class 1A1 (a)	607,743
878,339	0.885%, due 6/25/30, Series 2000-2, Class 2A (a)	732,987
168,070	0.935%, due 10/25/30, Series 2000-3,
	Class 1A (a)(d)	151,317
	American Home Mortgage Investment Trust
87,324	5.064%, due 9/25/35, Series 2005-2, Class 5A1 (h)	89,469
329,980	6.100%, due 1/25/37, Series 2007-A,
	Class 13A1 (d)(h)	189,064
223,290	2.103%, due 4/25/44, Series 2004-1, Class 3A (a)	218,926
	Amresco Residential Securities Mortgage Loan Trust
2,048,132	6.156%, due 11/25/29, Series 1999-1,
	Class M1 (a)	1,860,648
	Asset Backed Funding Certificates
84,605	2.285%, due 2/25/32, Series 2002-WF2,
	Class M2 (a)	82,910
	Banc of America Alternative Loan Trust
656,406	5.500%, due 12/25/33, Series 2003-10,
	Class 3A1	674,268
1,321,272	6.000%, due 1/25/37, Series 2006-9,
	Class 2NC1	902,782
	Banc of America Funding Corp.
1,646,450	5.500%, due 2/26/20, Series 2009-R17,
	Class 3A2 (d)	1,657,522
1,156,244	5.500%, due 6/26/21, Series 2009-R15,
	Class 5A3 (d)	1,139,697
921,527	2.728%, due 12/20/34, Series 2004-B,
	Class 3A2 (a)	525,227
171,524	2.735%, due 12/20/34, Series 2004-B,
	Class 1A2 (a)	158,944
91,480	2.735%, due 12/20/34, Series 2004-B,
	Class 1A1 (a)	84,770
36,127	2.802%, due 12/20/34, Series 2004-C,
	Class 1B2 (a)	34,224
2,540,669	0.350%, due 9/20/35, Series 2005-F, Class 1X (a)	210,151
219,851	44.978%, due 7/25/47, Series 2007-5,
	Class 7A2 (a)	391,197

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Banc of America Mortgage Securities
$194,983	4.867%, due 12/26/22, Series 2007-4, Class 2A3	$190,389
141,809	5.500%, due 1/25/34, Series 2003-10, Class 1A2	143,081
287,462	5.500%, due 3/25/34, Series 2004-2, Class 1A8	295,135
	Bayview Financial Asset Trust
1,130,590	0.635%, due 3/25/37, Series 2007-SR1A,
	Class A (a)(d)	973,114
386,610	1.085%, due 3/25/37, Series 2007-SR1A,
	Class M2 (a)(d)	331,905
	Bayview Financial Revolving Asset Trust
3,358,878	1.116%, due 12/28/40, Series 2005-E,
	Class A2A (a)(d)	2,516,115
4,123,478	1.186%, due 12/28/40, Series 2005-E,
	Class A1 (a)(d)	3,093,378
	Bear Stearns Adjustable Rate Mortgage Trust
373,570	2.740%, due 9/25/34, Series 2004-6,
	Class 2A2 (a)	321,714
50,085	5.260%, due 2/25/36, Series 2005-12,
	Class 24A1 (a)	45,357
	Bear Stearns ALT-A Trust
263,435	2.600%, due 11/25/34, Series 2004-11,
	Class 2A6A (a)	251,485
	Bear Stearns Asset Backed Securities Trust
153,163	5.500%, due 11/25/33, Series
	2003-AC6, Class A3 (h)	151,576
2,513,631	0.633%, due 9/25/34, Series 2005-CL1,
	Class A1 (a)	2,425,247
12,806,066	0.534%, due 9/25/35, Series 2005-SD4, Class 1X (a)	351,351
	Bella Vista Mortgage Trust
285,710	0.725%, due 2/22/35, Series 2005-1, Class 2A (a)	250,933
	CDC Mortgage Capital Trust
337,439	0.805%, due 1/25/33, Series 2002-HE1,
	Class A (a)	312,340
	Chase Funding Mortgage Loan Asset-Backed Certificates
175,259	6.333%, due 4/25/32, Series 2002-2, Class 1A5 (h)	179,092
357,187	5.159%, due 11/25/32, Series 2003-4,
	Class 1M1 (a)	334,372
	Chase Mortgage Finance Corp.
628,148	2.526%, due 12/25/37, Series 2007-A3, Class1A7 (a)	539,530

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Chevy Chase Mortgage Funding Corp.
$578,745	0.385%, due 1/25/36, Series 2005-1,
	Class A2 (a)(d)	$504,140
799,771	0.465%, due 10/25/46, Series 2005-C,
	Class A2 (a)(d)	635,312
	CIT Group Home Equity Loan Trust
532,381	7.210%, due 2/25/33, Series 2002-1, Class AF5 (h)	533,331
	Citicorp Mortgage Securities Trust
358,451	5.500%, due 6/25/36, Series 2006-3, Class 3A1	361,347
138,676	5.500%, due 7/25/37, Series 2007-6, Class 3A1	135,489
	Citigroup Mortgage Loan Trust
1,665,304	5.750%, due 4/25/23, Series 2009-8,
	Class 6A2 (a)(d)	1,669,810
471,796	6.000%, due 7/25/34, Series 2004-NCM1,
	Class 2A2	488,914
345,267	2.684%, due 7/25/36, Series 2006-AR5,
	Class 1A3A (a)	287,264
257,699	6.333%, due 1/25/37, Series 2007-OPX1,
	Class A4B (h)	186,387
923,546	2.932%, due 9/25/37, Series 2007-10,
	Class 2A3A (a)	774,676
736,604	1.185%, due 10/25/37, Series 2007-FS1,
	Class 2A1A (a)(d)	502,250
	CitiMortgage Alternative Loan Trust
279,232	6.000%, due 10/25/36, Series 2006-A5, Class 3A1	232,495
	Conseco Finance Home Loan Trust
360,320	10.260%, due 8/15/31, Series 2000-E, Class B1 (a)	361,128
	Countrywide Alternative Loan Trust
385,541	7.000%, due 9/25/34, Series 2004-J8, Class 1A1	396,886
182,534	6.000%, due 8/25/37, Series 2008-2R, Class 2A1	148,337
139,690	6.000%, due 8/25/37, Series 2008-2R, Class 3A1	116,479
	Countrywide Home Equity Loan Trust
263,073	0.406%, due 12/15/29, Series 2004-G, Class 2A (a)	225,304
	Countrywide Home Loans
176,848	5.000%, due 6/25/18, Series 2003-15, Class 2A1	177,310
550,298	2.460%, due 9/25/33, Series 2003-37,
	Class 2A1 (a)	524,799
129,564	2.476%, due 8/25/34, Series 2004-12,
	Class 12A1 (a)	110,148

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Countrywide Home Loans (Continued)
$997,133	2.316%, due 10/20/34, Series 2004-15,
	Class 3A (a)	$847,476
107,029	5.500%, due 10/25/34, Series 2004-19, Class A15	105,775
4,549,902	6.000%, due 10/25/34, Series 2005-8R, Class A3	4,606,052
777,938	6.000%, due 3/25/35, Series 2005-R1,
	Class 2A1 (d)	787,911
877,313	2.797%, due 4/25/35, Series 2005-11,
	Class 1A2 (a)	788,146
79,351	18.329%, due 1/25/36, Series 2005-30, Class A2 (a)	101,569
870,850	5.500%, due 2/25/36, Series 2006-J1, Class 2A1	811,304
166,136	2.481%, due 4/20/36, Series 2006-HYB2,
	Class 3A1 (a)	141,099
233,149	2.545%, due 3/25/37, Series 2007-HYB1,
	Class 3A1 (a)	198,256
	Credit Suisse First Boston Mortgage Securities Corp.
57,521	7.500%, due 6/25/20, Series 1997-2, Class A (d)	59,885
563,228	5.523%, due 5/25/32, Series 2002-10,
	Class 1M2 (a)	534,380
219,719	2.235%, due 3/25/33, Series 2003-AR9,
	Class CB1 (a)	183,117
1,041,471	1.785%, due 2/25/34, Series 2004-AR1,
	Class 6M2 (a)	885,579
	Credit Suisse Mortgage Trust
405,735	5.000%, due 4/25/29, Series 2007-5, Class 9A2	400,358
226,849	5.750%, due 12/26/35, Series 2005-1R,
	Class 2A5 (d)	194,097
578,184	6.000%, due 5/27/36, Series 2009-12R,
	Class 15A1 (d)	600,545
284,062	6.500%, due 7/26/36, Series 2007-5R,
	Class A5	172,693
3,788,000	0.681%, due 10/25/36, Series 2006-CF3,
	Class M2 (a)(d)	2,926,715
1,005,641	5.500%, due 11/25/36, Series 2006-9, Class 2A1	977,705
2,934,854	6.500%, due 11/25/36, Series 2006-9, Class 4A13	2,862,075
774,967	2.702%, due 4/30/37, Series 2011-6R,
	Class 4A2 (a)(d)	605,534
483,476	5.383%, due 2/15/40, Series 2010-RR4,
	Class 1BA (a)(d)	498,779

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Credit-Based Asset Servicing and Securitization
$3,704,000	0.545%, due 5/25/36, Series 2006-SC1,
	Class M1 (a)(d)	$3,091,092
	Delta Funding Home Equity Loan Trust
630,089	8.590%, due 5/15/30, Series 2000-1, Class M2 (h)	635,404
	Deutsche Alt-A Securities, Inc.
2,062,423	0.395%, due 6/25/37, Series 2007-AR3,
	Class 1A2 (a)	1,617,261
	Encore Credit Receivables Trust
210,000	0.675%, due 10/25/35, Series 2005-3, Class M2 (a)	205,972
	EquiFirst Mortgage Loan Trust
928,882	0.665%, due 1/25/34, Series 2004-1, Class 1A1 (a)	884,348
20,381	0.905%, due 4/25/35, Series 2005-1, Class M3 (a)	17,741
	Equity One ABS, Inc.
1,409,585	0.825%, due 5/25/32, Series 2001-3, Class AV1 (a)	1,179,303
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1 (a)	81,420
984,219	5.658%, due 9/25/33, Series 2003-2, Class M2 (a)	985,330
	First Franklin Mortgage Loan Trust
634,389	0.805%, due 11/25/31, Series 2001-FF2,
	Class A1 (a)	573,349
	First Horizon Alternative Mortgage Securities
2,151,258	2.250%, due 5/25/35, Series 2005-AA3,
	Class 2A1 (a)	1,728,261
	First Horizon Mortgage Pass-Through Trust
155,027	6.000%, due 8/25/36, Series 2006-2, Class 1A7	147,997
369,682	6.000%, due 2/25/37, Series 2006-4, Class 1A11	337,879
318,725	2.397%, due 7/25/37, Series 2007-AR2,
	Class 2A1 (a)	266,557
	GMACM Home Equity Loan Trust
1,111,125	5.120%, due 4/25/33, Series
	2003-HE2, Class A4 (h)	1,126,216
	GS Mortgage Securities Corp.
101,414	7.500%, due 9/25/36, Series 2008-2R,
	Class 1A1 (a)(d)	85,324
1,186,118	7.500%, due 10/25/36, Series 2008-2R,
	Class 2A1 (a)(d)	987,708
	GSAA Home Equity Trust
170,005	0.455%, due 7/25/37, Series 2007-7, Class A4 (a)	139,183
	GSMPS Mortgage Loan Trust
195,174	7.366%, due 5/19/27, Series 1998-2, Class A (a)(d)	195,998

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	GSMPS Mortgage Loan Trust (Continued)
$674,371	8.500%, due 1/25/36, Series 2006-RP1,
	Class 1A4 (d)	$736,090
	GSR Mortgage Loan Trust
116,098	4.500%, due 1/25/21, Series 2006-2F, Class 5A1	111,232
1,373,473	0.485%, due 4/25/32, Series 2004-4, Class 2A4 (a)	1,172,048
443,963	2.592%, due 9/25/34, Series 2004-11,
	Class 1A1 (a)	422,057
706,462	6.536%, due 11/25/34, Series 2004-13F,
	Class B1 (a)	367,809
147,460	0.515%, due 12/25/34, Series 2004-14,
	Class 2A1 (a)	133,639
130,282	5.500%, due 3/25/36, Series 2006-3F,
	Class 1A2	116,962
	HarborView Mortgage Loan Trust
301,596	2.690%, due 2/25/36, Series 2006-2, Class 1A (a)	255,884
369,404	3.471%, due 6/19/36, Series 2006-3, Class 1A (a)	245,877
5,967,506	0.406%, due 5/19/46, Series 2006-4,
	Class 3A1A (a)	2,599,523
	HomeBanc Mortgage Trust
1,315,000	0.675%, due 10/25/35, Series 2005-4, Class M2 (a)	894,660
	HSI Asset Loan Obligation Trust
810,869	6.500%, due 6/25/37, Series 2007-1, Class 2A12	567,086
	IMC Home Equity Loan Trust
2,041,646	7.450%, due 6/20/29, Series 1998-1, Class A5 (h)	2,135,794
719,604	6.482%, due 8/20/29, Series 1998-3, Class A7 (h)	744,677
	Impac CMB Trust
353,434	5.216%, due 12/25/32, Series 2002-9F, Class A1 (h)	356,037
102,075	1.025%, due 10/25/33, Series 2003-11,
	Class 2A1 (a)	100,220
378,868	1.085%, due 10/25/33, Series 2003-8,
	Class 2A1 (a)	367,474
144,243	1.005%, due 8/25/34, Series 2004-8, Class 3A (a)	136,868
794,018	1.835%, due 10/25/34, Series 2004-5,
	Class 1M4 (a)	702,862
388,463	1.910%, due 10/25/34, Series 2004-6,
	Class M4 (a)	329,729
688,904	2.656%, due 5/25/35, Series 2005-4,
	Class 2B1 (a)	690,096

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	IndyMac INDX Mortgage Loan Trust
$110,125	0.985%, due 5/25/34, Series 2004-AR10,
	Class 2A1 (a)	$101,064
594,446	3.270%, due 11/25/34, Series 2004-AR9,
	Class 1A (a)	499,771
335,743	2.401%, due 6/25/35, Series 2005-AR7,
	Class 1A1 (a)	244,046
896,554	4.425%, due 12/25/35, Series 2006-R1,
	Class A3 (a)	732,968
255,961	2.644%, due 9/25/36, Series 2006-AR25,
	Class 6A1 (a)	234,588
	IndyMac Residential Asset Backed Trust
464,393	0.345%, due 7/25/37, Series 2007-B, Class 2A2 (a)	291,521
	Irwin Home Equity
159,594	2.060%, due 1/25/34, Series 2004-A, Class M2 (a)	154,068
299,889	5.900%, due 9/25/37, Series
	2006-3, Class 2A4 (d)(h)	302,824
	Lavender Trust
400,000	5.500%, due 9/26/35, Series 2010-RR6A,
	Class A3 (d)	405,645
445,000	6.250%, due 9/26/36, Series 2010-RR10A,
	Class A3 (d)	453,637
223,000	6.000%, due 8/26/37, Series 2010-RR15A,
	Class A3 (d)	228,364
	Lehman Mortgage Trust
633,242	5.800%, due 1/25/36, Series 2005-3, Class 2A5	615,012
680,432	5.000%, due 4/25/36, Series 2006-2, Class 4A1	672,698
3,832,481	0.605%, due 12/25/36, Series 2006-8,
	Class 2A1 (a)	1,634,343
155,180	0.000%, due 6/25/37, Series 2007-5, Class PO1 (e)	118,136
334,214	0.000%, due 10/25/37, Series 2007-9,
	Class AP (e)	243,149
	Lehman Structured Securities Corp.
132,997	0.000%, due 7/26/24, Series 2002-GE1,
	Class A (a)(e)(f)	106,398
	Long Beach Mortgage Loan Trust
566,257	0.745%, due 9/25/34, Series 2004-5, Class A5 (a)	490,886
	MASTR Adjustable Rate Mortgages Trust
394,839	0.515%, due 12/25/34, Series 2004-15,
	Class 6A1 (a)	338,424

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	MASTR Adjustable Rate Mortgages Trust (Continued)
$24,579	2.491%, due 7/25/35, Series 2005-6, Class 5A1 (a)	$21,522
	MASTR Asset Backed Securities Trust
412,822	1.910%, due 2/25/34, Series 2004-WMC1,
	Class M2 (a)	410,511
	MASTR Asset Securitization Trust
4,426,618	0.685%, due 6/25/36, Series 2006-2, Class 2A2 (a)	2,474,555
	MASTR Reperforming Loan Trust
127,422	6.000%, due 8/25/34, Series 2005-1, Class 1A1 (d)	126,362
644,776	0.535%, due 5/25/35, Series 2005-2,
	Class 1A1F (a)(d)	533,445
	Merrill Lynch Mortgage Backed Securities Trust
958,036	2.893%, due 4/25/37, Series 2007-1, Class 2A1 (a)	818,625
	Merrill Lynch Mortgage Investors Trust
90,715	2.133%, due 3/25/33, Series 2003-A2,
	Class 2M1 (a)	83,587
	Merrill Lynch Mortgage Synthetic
1,863,222	0.951%, due 6/28/35, Series 2005-ACR1,
	Class M2 (a)(d)	1,712,948
	MESA Trust Asset Backed Certificates
1,214,323	5.058%, due 2/18/33, Series 2002-1,
	Class B1 (a)(d)	1,195,603
	MLCC Mortgage Investors, Inc.
442,579	2.130%, due 4/25/35, Series 2005-1, Class 2A3 (a)	391,119
256,811	2.330%, due 9/25/37, Series 2007-3, Class 1A2 (a)	229,491
	Morgan Stanley Dean Witter Capital I Trust
184,223	1.610%, due 10/25/31, Series 2001-NC3,
	Class M1 (a)	176,006
91,306	1.460%, due 2/25/32, Series 2001-AM1,
	Class M1 (a)	84,848
	Morgan Stanley Mortgage Loan Trust
292,943	2.426%, due 9/25/34, Series 2004-7AR,
	Class 2A7 (a)	259,294
480,444	6.000%, due 6/25/36, Series 2006-7, Class 4A4	430,410
	New Century Alternative Mortgage Loan Trust
313,454	5.712%, due 10/25/36, Series 2006-ALT2,
	Class AF2 (a)	183,237

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Nomura Asset Acceptance Corp.
$429,387	6.858%, due 2/19/30, Series 2001-R1A,
	Class A (a)(d)	$425,625
608,695	7.500%, due 3/25/34, Series 2004-R1, Class A2 (d)	626,957
232,474	0.635%, due 2/25/35, Series 2004-R3,
	Class AF (a)(d)	198,269
2,739,412	0.445%, due 7/25/35, Series 2005-AR3,
	Class 1A1 (a)	2,149,025
3,345,842	0.475%, due 8/25/35, Series 2005-AR4,
	Class 5A3 (a)	2,388,456
605,306	5.318%, due 8/25/35, Series 2005-AP3,
	Class A3 (a)	455,343
1,096,264	5.381%, due 6/25/36, Series 2006-AF1,
	Class 5A (a)	1,004,324
	Option One Mortgage Loan Trust
39,872	1.385%, due 1/25/32, Series 2001-4, Class M1 (a)	29,744
	PAMEX Mortgage Trust
215,195	1.885%, due 7/25/29, Series 1999-A,
	Class M2 (a)(d)(f)	184,400
	Prime Mortgage Trust
695,298	7.000%, due 7/25/34, Series 2005-5, Class 1A1	700,961
157,790	8.000%, due 7/25/34, Series 2005-5, Class 1A3	153,580
1,935,353	6.000%, due 5/25/35, Series 2006-DR1,
	Class 2A2 (d)	1,921,203
150,217	5.500%, due 6/25/36, Series 2006-1, Class 1A1	136,892
584,451	6.250%, due 11/25/36, Series 2006-2, Class 1A15	547,786
3,956,723	6.000%, due 4/25/37, Series 2007-2, Class A2	3,353,612
	Provident Bank Home Equity Loan Trust
408,000	3.682%, due 1/25/30, Series 1998-4, Class A9 (a)	330,512
586,127	0.705%, due 3/25/30, Series 2000-1, Class A1 (a)	498,119
	RBSGC Mortgage Pass-Through Certificates
437,392	6.000%, due 6/25/37, Series 2008-B, Class A1 (d)	384,510
	RBSSP Resecuritization Trust
1,586,332	1.500%, due 7/26/37, Series 2010-4,
	Class 7A1X (d)	16,644
	Residential Accredit Loans, Inc.
460,722	0.455%, due 5/25/46, Series 2006-QO5,
	Class 3A4 (a)	267,949

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Residential Asset Mortgage Products, Inc.
$271,090	5.700%, due 10/25/31, Series 2001-RS3,
	Class AI5 (a)	$275,104
195,521	5.910%, due 1/25/32, Series 2002-RS1,
	Class AI5 (a)	201,851
19,888	5.350%, due 6/25/32, Series 2004-RS7,
	Class AI4 (a)	19,603
243,208	0.805%, due 6/25/33, Series 2003-RS5,
	Class AIIB (a)	220,976
1,013,975	1.910%, due 8/25/34, Series 2004-RS8,
	Class MII2 (a)	768,820
2,570,000	0.565%, due 3/25/36, Series 2006-RS2,
	Class A3B (a)	2,161,558
	Residential Asset Securities Corp.
217,877	7.279%, due 4/25/32, Series
	2002-KS2, Class AI5 (h)	224,230
417,963	4.620%, due 10/25/34, Series 2004-KS9,
	Class AI6 (a)	370,298
	Residential Asset Securitization Trust
329,596	5.000%, due 8/25/19, Series 2004-A6, Class A1	330,387
	Residential Funding Mortgage Securities I, Inc.
340,000	4.750%, due 6/25/33, Series 2003-S13, Class A1	344,230
301,076	5.500%, due 9/25/33, Series 2003-S17, Class A5	315,517
83,306	5.500%, due 9/25/33, Series 2003-S17, Class A3	84,128
606,784	2.712%, due 8/25/35, Series 2005-SA3,
	Class 1A (a)	477,155
189,436	0.000%, due 6/25/36, Series 2006-S5, Class A4 (e)	121,596
224,497	3.507%, due 11/25/36, Series 2006-SA4,
	Class 2A1 (a)	199,808
985,776	0.000%, due 5/25/37, Series 2007-S5, Class AP (e)	628,180
	Residential Funding Securities Corp.
1,153,536	1.045%, due 3/25/33, Series 2002-RP1,
	Class A1 (a)(d)	1,056,818
1,540,607	3.935%, due 7/25/41, Series 2003-RP2,
	Class M2 (a)(d)	1,540,607
	Salomon Brothers Mortgage Securities VII
355,102	2.360%, due 3/25/32, Series 2002-CIT1,
	Class M3 (a)	309,294
	Saxon Asset Securities Trust
619,564	2.285%, due 7/25/30, Series 2000-2, Class BV2 (a)	619,292

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Security National Mortgage Loan Trust
$541,455	0.835%, due 11/25/34, Series 2004-2,
	Class AV (a)(d)	$490,007
295,579	0.465%, due 1/25/37, Series 2006-3A,
	Class A1 (a)(d)	288,549
252,691	0.535%, due 4/25/37, Series 2007-1,
	Class 2A (a)(d)	213,372
	Sequoia Mortgage Trust
742,273	0.554%, due 10/20/35, Series 2005-4,
	Class 1A2 (a)	647,301
1,304,936	2.783%, due 9/20/46, Series 2007-1, Class 4A1 (a)	1,080,148
	Southern Pacific Secured Assets Corp.
404,398	7.080%, due 3/25/28, Series 1998-1, Class A6 (a)	405,369
	Structured Adjustable Rate Mortgage Loan Trust
504,163	2.418%, due 7/25/34, Series 2004-8, Class 2A2 (a)	473,655
149,257	2.443%, due 3/25/35, Series 2005-4, Class 1A1 (a)	135,005
225,731	2.467%, due 11/25/35, Series 2005-21,
	Class 3A1 (a)	180,704
523,206	2.601%, due 6/25/37, Series 2007-5, Class 2A1 (a)	479,493
	Structured Asset Investment Loan Trust
305,349	1.235%, due 8/25/33, Series 2003-BC9,
	Class M1 (a)	285,646
	Structured Asset Securities Corp.
150,442	8.481%, due 12/25/29, Series 2004-SC1,
	Class A (a)(d)	159,469
698,485	2.721%, due 7/25/32, Series 2002-14A,
	Class 1A1 (a)	670,895
287,153	2.378%, due 7/25/33, Series 2003-24A,
	Class 5A (a)	282,190
212,595	2.489%, due 11/25/33, Series 2003-34A,
	Class 3A6 (a)	202,826
380,071	4.920%, due 3/25/34, Series
	2004-6XS, Class M1 (h)	380,853
427,364	0.535%, due 4/25/35, Series 2005-RF2,
	Class A (a)(d)	357,188
1,720,000	0.485%, due 1/25/37, Series 2007-GEL1,
	Class A3 (a)(d)	1,048,561
1,443,114	0.465%, due 5/25/47, Series 2007-RM1,
	Class A1 (a)(d)(f)	1,179,746

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	SunTrust Adjustable Rate Mortgage Loan Trust
$467,769	2.611%, due 2/25/37, Series 2007-1, Class 1A1 (a)	$391,961
	Terwin Mortgage Trust
778,693	8.000%, due 3/25/34, Series 2004-4SL,
	Class B3 (a)(d)	690,608
378,723	0.885%, due 7/25/34, Series 2004-7HE,
	Class A3 (a)(d)	349,394
606,272	2.685%, due 10/25/35, Series 2004-11HE,
	Class B1 (a)	599,046
666,603	0.495%, due 7/25/36, Series 2005-12AL,
	Class AV2 (a)	650,096
	Truman Capital Mortgage Loan Trust
1,832,840	2.960%, due 11/25/31, Series 2002-1,
	Class M2 (a)(d)	1,769,076
	Wachovia Mortgage Loan Trust, LLC
249,428	2.665%, due 8/20/35, Series 2005-A,
	Class 1A1 (a)	217,845
277,403	2.491%, due 10/20/35, Series 2005-B,
	Class 1A1 (a)	239,349
	WaMu Mortgage Pass-Through Certificates
686,049	1.297%, due 11/25/41, Series 2001-AR3,
	Class 1A (a)	638,347
1,258,319	1.610%, due 11/25/41, Series 2001-AR3,
	Class 2A (a)	1,169,352
202,729	1.950%, due 7/25/42, Series 2002-AR9,
	Class 2A (a)	190,787
	Wells Fargo Mortgage Backed Securities Trust
136,407	2.616%, due 1/25/35, Series 2004-DD,
	Class 1A1 (a)	135,839
462,148	4.223%, due 6/26/35, Series 2008-1R,
	Class A2 (a)(d)	435,513
420,032	5.250%, due 9/25/35, Series 2005-7, Class A2	411,295
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $141,326,700)	142,177,189

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount/Shares		Value
	U.S. GOVERNMENT AGENCIES – 3.0%
	FNMA TBA
$3,000,000	3.500%, due 6/15/26 (b)	$3,182,110
3,000,000	5.000%, due 6/15/41 (b)	3,337,500
	Total U.S. Government Agencies
	(cost $6,513,867)	6,519,610

	SHORT-TERM INVESTMENTS – 12.1%
26,618,000	First American Government Obligations Fund –
	Class Z, 0.01% (c)	26,618,000
	Total Short-Term Investments
	(cost $26,618,000)	26,618,000
	Total Investments (cost $222,992,452) – 101.2%	223,037,573
	Liabilities less Other Assets – (1.2)%	(2,628,264)
	TOTAL NET ASSETS – 100.0%	$220,409,309

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2015.
(b)	Security purchased on a when-issued basis. As of May 31, 2015, the total cost of investments purchased on a when-issued basis was $6,513,867 or 3.0% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2015.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2015, the value of these investments was $75,150,530 or 34.1% of total net assets.

(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(g)	Security is considered illiquid. As of May 31, 2015, the value of these investments was $264,441 or 0.12% of total net assets.
(h)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2015.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND
SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Principal
Amount		Value
	ASSET-BACKED SECURITIES – 16.3%
	American Homes 4 Rent
$400,000	1.600%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(c)	$397,447
	Amresco Independence Funding, Inc.
320,605	1.750%, due 7/15/26, Series 1999-1A,
	Class A (a)(c)(d)	295,758
	Aurora Military Housing LLC
500,000	5.350%, due 12/15/25 (c)	551,020
	Avis Budget Rental Car Funding AESOP, LLC
620,000	2.100%, due 3/20/19, Series 2012-3A, Class A (c)	625,008
	Bush Truck Leasing, LLC
233,200	5.000%, due 9/25/18, Series 2011-AA,
	Class B (c)	229,695
54,018	5.000%, due 9/25/18, Series 2011-AA,
	Class C (c)	49,524
	FFCA Secured Lending Corp.
715,158	7.850%, due 5/18/26, Series 1999-2,
	Class WA1C (c)(d)	747,340
	Invitation Homes Trust
90,000	1.683%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(c)	90,077
1,000,000	1.783%, due 9/18/31, Series 2014-SFR2,
	Class B (a)(c)	1,004,134
	KeyCorp Student Loan Trust
427,485	0.807%, due 1/25/37, Series 2003-A, Class 2B (a)	370,956
	Montefiore Medical Center
890,000	3.896%, due 5/20/27 (c)	915,309
	Silver Bay Realty Trust
500,000	1.633%, due 9/17/31, Series 2014-1, Class B (a)(c)	498,565
	SLM Student Loan Trust
400,000	1.493%, due 9/15/32, Series 2003-C, Class A3 (a)	396,308
200,000	3.177%, due 9/15/32, Series 2003-C, Class A4 (a)	198,154
	Small Business Administration
	Participation Certificates
119,215	4.727%, due 2/10/19, Series 2009-P10A, Class 1	127,085
163,619	3.080%, due 9/1/19, Series 2009-10E, Class 1	168,372
146,315	4.233%, due 9/10/19, Series 2009-10B, Class 1	153,809
351	0.980%, due 9/1/22, Series 2012-10E, Class 1	348

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Structured Asset Securities Corp.
$278,249	3.357%, due 1/25/31, Series 2003-AL2,
	Class A (c)	$271,580
	Total Asset-Backed Securities (cost $7,118,806)	7,090,489

	COLLATERALIZED DEBT OBLIGATIONS – 1.9%
	Latitude Management Real Estate Capital, Inc.
320,000	1.932%, due 2/24/32, Series 2015-CRE1 (a)(c)	320,600
	Trapeza LLC
315,425	0.687%, due 1/25/35, Series 2004-7A,
	Class A1 (a)(c)(d)	262,198
331,028	0.561%, due 4/6/42, Series 2007-12A,
	Class A1 (a)(c)(d)	260,684
	Total Collateralized Debt
	Obligations (cost $843,581)	843,482

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 15.9%
	FNMA
8,731,681	0.337%, due 1/25/22, Series 2012-M3, Class X1	154,734
	GNMA REMIC Trust
137,204	2.237%, due 3/16/33, Series 2011-110, Class A	137,935
187,448	1.738%, due 1/16/34, Series 2011-161, Class A	187,387
650,889	1.350%, due 6/16/37, Series 2013-57, Class A	642,440
18,204	6.000%, due 12/20/39, Series 2010-14, Class QP	19,297
665,016	2.500%, due 8/16/41, Series 2014-52, Class CA	679,200
572,487	2.400%, due 11/16/41, Series 2014-40, Class AC	588,280
493,318	1.723%, due 8/16/42, Series 2013-46, Class AB	482,461
771,449	1.300%, due 2/16/46, Series 2013-68, Class AC	748,537
497,109	1.884%, due 3/16/46, Series 2013-46, Class AC	486,841
1,115,852	1.042%, due 7/16/46, Series 2012-123, Class A	1,070,061
489,283	2.426%, due 3/16/48, Series 2013-78, Class AF	486,000
2,768,960	0.874%, due 1/16/49, Series 2009-4, Class IO	112,473
1,159,034	1.838%, due 8/16/51, Series 2013-15, Class AC	1,106,008
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $6,965,561)	6,901,654

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 14.1%
	Banc of America Commercial Mortgage Trust
$840,000	5.749%, due 6/10/49, Series 2007-3, Class AJ (a)	$878,217
	Banc of America Large Loan
18,540	5.108%, due 12/20/41, Series 2010-UB4,
	Class A4B (a)(c)(d)	18,540
	Bear Stearns Commercial Mortgage Securities Trust
135,000	4.750%, due 6/11/41, Series 2005-PWR8, Class AJ	135,216
	Citigroup Commercial Mortgage Trust
140,000	6.013%, due 10/15/41, Series 2004-C2,
	Class H (a)(c)	136,914
	Comm Mortgage Trust
167,484	6.850%, due 8/15/33, Series 2000-C1,
	Class G (a)(c)	185,338
	Credit Suisse First Boston Mortgage Securities Corp.
430,000	5.777%, due 11/15/37, Series 2004-C5,
	Class H (a)(c)(h)	324,884
	Invitation Homes Trust
292,693	1.400%, due 12/17/30, Series 2013-SFR1,
	Class A (a)(c)	293,718
	JP Morgan Chase Commercial Mortgage Securities Trust
945,000	5.337%, due 5/15/47, Series 2006-LDP9,
	Class AMS	946,225
	Lehman Brothers Small Balance Commercial
217,491	1.135%, due 2/25/30, Series 2005-1A,
	Class B (a)(c)	175,122
	ML-CFC Commercial Mortgage Trust
500,000	6.066%, due 6/12/46, Series 2006-2, Class B (a)(c)	494,360
	Morgan Stanley Capital I Trust
1,050,000	5.070%, due 12/13/41, Series 2005-T17,
	Class E (a)(c)	183,823
22,923	0.439%, due 4/12/49, Series 2007-HQ12,
	Class A2FL (a)	22,922
197,609	4.770%, due 7/15/56, Series 2005-IQ9,
	Class AJ	197,452
	Morgan Stanley Re-REMIC Trust
24,055	4.250%, due 12/19/40, Series 2011-KEY,
	Class A1 (c)	24,051

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Morgan Stanley Re-REMIC Trust (Continued)
$106,509	2.000%, due 7/28/49, Series 2012-XA,
	Class A (c)(d)	$106,455
	Velocity Commercial Capital Loan Trust
470,490	1.185%, due 9/25/44, Series 2014-1, Class A (a)(c)	467,291
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.306%, due 1/15/41, Series 2004-C11, Class B (a)	1,522,356
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $6,517,094)	6,112,884

	MUNICIPAL BONDS – 7.3%

	Georgia – 0.6%
	Georgia Housing & Finance Authority Revenue Bonds
225,000	4.250%, due 12/1/24 (Callable 6/1/19)	236,293

	Indiana – 0.3%
	Indiana Housing & Community Development
	Authority Revenue Bonds
115,000	4.550%, due 7/1/27 (Callable 7/1/16)	117,009

	New Hampshire – 1.0%
	New Hampshire Housing Finance
	Authority Revenue Bonds
420,000	3.750%, due 7/1/34 (Callable 7/1/23)	449,022

	New Jersey – 1.8%
	New Jersey Higher Education Assistance
	Authority Revenue Bonds
300,000	4.000%, due 12/1/23 (Callable 12/1/22)	313,032
	New Jersey Housing & Mortgage Finance Agency
240,000	1.960%, due 11/1/18	241,145
240,000	2.164%, due 11/1/19	238,817
		792,994

	Oregon – 0.4%
	State of Oregon Housing & Community
	Services Department Revenue Bonds
145,000	5.000%, due 1/1/42 (Callable 7/1/22)	154,593

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value

	South Carolina – 0.7%
	South Carolina State Housing Finance &
	Development Authority Revenue Bonds
$290,000	5.150%, due 7/1/37 (Callable 7/1/15)
	(AMBAC Insured)	$290,887

	Tennessee – 1.6%
	Memphis Center City Revenue Finance
	Corp. Revenue Bonds
445,000	4.180%, due 11/1/21 (AGM Insured)	491,939
	Tennessee Housing Development Agency Revenue Bonds
215,000	2.950%, due 1/1/17	219,807
		711,746

	Texas – 0.7%
	Bexar County Housing Finance Corp. Revenue Bonds
286,901	5.375%, due 10/1/39 (Callable 10/1/16)	299,786

	Wisconsin – 0.2%
	Wisconsin Housing & Economic Development
	Authority Revenue Bonds
95,000	3.450%, due 4/1/20	99,740
	Total Municipal Bonds (cost $3,103,702)	3,152,070

	PRINCIPAL ONLY BOND – 0.7%
	South Carolina Student Loan Corp.
324,582	0.668%, due 1/25/41	323,049
	Total Principal Only Bond (cost $323,734)	323,049

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 8.7%
	FHLMC
23,154	8.850%, due 3/15/21, Series 129, Class H	25,771
84,256	3.250%, due 4/15/25, Series 3845, Class NA	86,127
24,048	3.500%, due 1/15/26, Series 3823, Class GA	25,297
36,598	3.500%, due 3/15/26, Series 3834, Class GA	38,685
311,293	2.000%, due 3/15/42, Series 4024, Class KP	316,925
271,888	2.000%, due 11/15/42, Series 4135, Class BQ	272,759
369,006	1.336%, due 10/25/44, Series T-62, Class 1A1 (a)	376,815

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	FNMA
$125,033	3.000%, due 10/25/38, Series 2010-137, Class MC	$126,734
83,889	2.500%, due 10/25/39, Series 2010-118, Class DJ	85,626
29,196	2.000%, due 10/25/40, Series 2012-113, Class PB	29,509
342,756	3.000%, due 1/25/42, Series 2012-80, Class HD	348,028
388,859	1.000%, due 3/25/43, Series 2013-14, Class PB	386,157
	FNMA Grantor Trust
573,409	0.741%, due 5/28/35, Series 2004-T5,
	Class AB7 (a)	498,149
	GNMA
34,975	5.367%, due 6/20/37, Series 2008-55, Class WT (a)	38,046
587,989	1.250%, due 12/16/27, Series 2012-143, Class XC	573,750
28,892	4.000%, due 10/20/38, Series 2009-75, Class LC	29,904
257,366	3.500%, due 9/16/39, Series 2010-144, Class DK	265,519
109,363	2.500%, due 9/20/39, Series 2010-150, Class GD	110,611
163,984	0.578%, due 3/20/63, Series 2013-H10,
	Class FA (a)	163,680
	Total Residential Mortgage-Backed Securities –
	Agency (cost $3,785,585)	3,798,092

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 24.7%
	Aames Mortgage Trust
14,384	4.500%, due 3/25/33, Series 2002-2, Class A2 (i)	14,345
	Accredited Mortgage Loan Trust
318,435	1.185%, due 1/25/33, Series 2002-2, Class A3 (a)	271,392
112,344	0.925%, due 10/25/33, Series 2003-2,
	Class A3 (a)	99,720
	Ameriquest Mortgage Securities, Inc.
276,156	5.210%, due 11/25/33, Series
	2003-10, Class AF6 (i)	285,593
	Amortizing Residential Collateral Trust
12,688	0.765%, due 7/25/32, Series 2002-BC4, Class A (a)	11,816
26,729	0.825%, due 8/25/32, Series 2002-BC6,
	Class A1 (a)	25,842
	AMRESCO Residential Securities Corp.
	Mortgage Loan Trust
343,501	7.300%, due 2/25/28, Series 1998-2, Class A5 (i)	345,040
150,057	0.665%, due 7/25/28, Series 1998-3, Class A7 (a)	134,539

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Argent Securities, Inc.
$49,557	2.810%, due 3/25/34, Series 2003-W7,
	Class M2 (a)	$48,741
214,650	0.825%, due 6/24/34, Series 2004-W9,
	Class A2 (a)	201,039
	Asset Backed Funding Certificates
13,791	0.535%, due 7/25/35, Series 2005-OPT1,
	Class A1MZ	13,680
	Banc of America Funding Corp.
31,071	1.998%, due 1/26/37, Series 2009-R6,
	Class 3A1 (a)(c)	31,104
	Banc of America Mortgage Securities, Inc.
116,835	4.750%, due 6/25/19, Series 2004-5, Class 4A1	118,298
51,001	2.484%, due 12/25/34, Series 2004-K,
	Class 4A1 (a)	49,966
	BCMSC Trust
89,864	7.180%, due 12/15/29, Series 1999-B, Class A3 (a)	49,299
	Bear Stearns Asset Backed Securities Trust
6,751	0.845%, due 10/25/32, Series 2002-2, Class A1 (a)	6,460
9,450	5.500%, due 10/25/33,
	Series 2003-AC5, Class A2 (i)	9,797
982,376	0.633%, due 9/25/34, Series 2005-CL1,
	Class A1 (a)	947,834
	Bear Stearns Mortgage Securities, Inc.
106,182	6.359%, due 3/25/31, Series 1997-6, Class 1A (a)	108,817
	CDC Mortgage Capital Trust
187,244	0.805%, due 1/25/33, Series 2002-HE1,
	Class A (a)	173,317
172,390	0.805%, due 3/25/34, Series 2003-HE4,
	Class A1 (a)	139,647
	Centex Home Equity Loan Trust
43,835	4.250%, due 12/25/31, Series
	2003-A, Class AF4 (i)	43,989
5,194	4.660%, due 12/25/32, Series 2002-D,
	Class AF6 (a)	5,270
	Chase Funding Mortgage Loan
	Asset-Backed Certificates
326,017	0.685%, due 2/25/35, Series 2004-2, Class 2A2 (a)	287,600

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Citigroup Mortgage Loan Trust, Inc.
$2,298	0.595%, due 12/25/33, Series 2003-HE4,
	Class A (a)(c)	$2,303
	ContiMortgage Home Equity Loan Trust
279,267	7.420%, due 3/15/28, Series 1997-1, Class M1 (a)	278,422
	Countrywide Alternative Loan Trust
82,942	5.500%, due 4/25/34, Series 2004-J3, Class 1A1	85,990
18,361	5.500%, due 11/25/35, Series 2005-54CB,
	Class 1A7	18,369
59,911	5.500%, due 12/25/35, Series 2005-64CB,
	Class 1A7	61,030
	Countrywide Home Loans
15,021	4.500%, due 1/25/19, Series 2004-J1, Class 1A1	15,267
	Countywide Asset-Backed Certificates
14,870	1.790%, due 1/25/34, Series 2004-BC1,
	Class M2 (a)	13,957
	Credit Suisse First Boston Mortgage Securities
254,647	4.500%, due 9/25/19, Series 2004-6, Class 5A1	254,710
	Credit-Based Asset Servicing and Securitization
23,862	3.950%, due 2/25/33, Series
	2003-CB1, Class AF (i)	24,140
	Delta Funding Home Equity Loan Trust
35,930	0.605%, due 6/25/27, Series 1997-2, Class A7 (a)	33,974
	Encore Credit Receivables Trust
630,000	0.675%, due 10/25/35, Series 2005-3,
	Class M2 (a)	617,917
	Equity One Mortgage Pass-Through Trust
353,703	0.685%, due 7/25/34, Series 2004-2, Class AV2 (a)	300,509
	GMACM Home Equity Loan Trust
242,216	0.625%, due 12/25/26, Series 2001-HE2,
	Class 1A1 (a)	220,785
159,393	4.590%, due 4/25/33, Series 2003-HE2, Class A5 (i)	160,422
	GSAA Trust
27,794	6.220%, due 4/25/34, Series 2004-3, Class M1 (i)	26,493
	GSMPS Mortgage Loan Trust
62,910	7.500%, due 1/25/35, Series 2005-RP1,
	Class 1A2 (c)	65,572
	HSI Asset Securitization Corp. Trust
25,000	0.475%, due 1/25/36, Series 2006-OPT2,
	Class 2A4 (a)	23,951

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Impac CMB Trust
$410,572	5.216%, due 12/25/32, Series
	2002-9F, Class A1 (i)	$413,596
66,269	5.867%, due 12/25/32, Series
	2002-9F, Class M1 (i)	67,057
	Irwin Home Equity Loan Trust
337,402	5.420%, due 6/25/35, Series 2005-1, Class M1 (i)	341,364
	MASTR Asset Securitization Trust
62,474	5.500%, due 7/25/33, Series 2003-6, Class 8A1	63,993
363,972	5.500%, due 11/25/33, Series 2003-10, Class 3A1	374,215
	Mastr Specialized Loan Trust
8,464	5.150%, due 7/25/35, Series 2005-02,
	Class A2 (c)	8,495
	Mellon Residential Funding Corp.
	Mortgage Pass-Through Trust
120,980	2.609%, due 10/20/29, Series 1999-TBC3,
	Class A2 (a)	122,011
	Merrill Lynch Mortgage Synthetic
1,000,000	0.951%, due 6/28/35, Series 2005-ACR1,
	Class M2 (a)(c)	919,347
	RASC Trust
213,290	0.305%, due 1/25/34, Series 2007-KS2,
	Class AI2 (a)	211,138
100,000	0.665%, due 8/25/35, Series 2005-KS8,
	Class M3 (a)	94,717
	Residential Asset Mortgage Products, Inc.
150,502	1.085%, due 8/25/34, Series 2004-RS8,
	Class MII1 (a)	144,884
	Residential Funding Mortgage Securities I, Inc.
75,768	3.507%, due 11/25/36, Series 2006-SA4,
	Class 2A1 (a)	67,435
	Saxon Asset Securities Trust
19,567	1.310%, due 12/25/32, Series 2002-3,
	Class M1 (a)	18,398
	Specialty Unwriting & Residential Finance Trust
167,733	0.885%, due 8/25/34, Series 2003-BC3,
	Class A (a)	156,506
	Structured Adjustable Rate Mortgage Loan Trust
98,605	0.830%, due 3/25/35, Series 2005-6XS,
	Class A4 (a)	98,222

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Structured Asset Securities Corp. Mortgage Loan Trust
$315,830	5.000%, due 3/25/35, Series 2005-4XS,
	Class 1A3 (i)	$318,397
	Structured Asset Securities Corp. Mortgage
	Pass-Through Certificates
46,447	3.450%, due 2/25/32, Series 2002-AL1, Class A2	46,341
118,016	1.160%, due 12/25/33, Series 2003-S2,
	Class M1A (a)	112,645
354,047	5.370%, due 12/25/33, Series 2003-S2,
	Class M1F (i)	355,096
	SunTrust Adjustable Rate Mortgage Loan Trust
84,892	6.013%, due 2/25/37, Series 2007-1,
	Class 3A1 (a)	83,424
	Terwin Mortgage Trust
651,177	0.495%, due 7/25/36, Series 2005-12AL,
	Class AV2 (a)	635,053
	UCFC Home Equity Loan
12,791	6.905%, due 4/15/30, Series 1998-D, Class MF1	13,134
	WaMu Mortgage Pass-Through Certificates
77,453	1.937%, due 2/27/34, Series 2002-AR2,
	Class A (a)	75,807
	Wells Fargo Mortgage Backed Securities Trust
389,735	2.616%, due 1/25/35, Series 2004-DD,
	Class 1A1 (a)	388,112
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $10,546,343)	10,756,343

	SHORT-TERM INVESTMENTS – 11.3%

	Private Placement Participation Agreements – 4.7%
127,613	Abington Emerson Reo III, 9.000%, 12/31/16 (d)(e)	127,613
753,516	Basepoint – BP GFM Trust I, 8.000%,
	due 5/5/17 (d)(f)	753,516
	Basepoint – BP Trust Series GFM-III Sr.
178,585	8.000%, due 5/5/17 (d)(g)	178,585
	Basepoint – BP Trust Series GFM-III Jr.
250,000	10.000%, due 5/5/17 (d)(g)	250,000
	Total Private Placement Participation
	Agreements (cost $1,309,714)	1,309,714

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Shares		Value
	Money Market Fund – 6.6%
2,884,691	First American Government Obligations Fund –
	Class Z, 0.01% (b)	$2,884,691
	Total Money Market Fund (cost $2,884,691)	2,884,691
	Total Short-Term Investments (cost $4,194,405)	4,194,405
	Total Investments (cost $43,398,811) – 99.2%	43,172,468
	Other Assets in Excess of Liabilities – 0.8%	341,166
	TOTAL NET ASSETS – 100.0%	$43,513,634

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2015.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2015.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2015, the value of these investments was $9,956,256 or 22.9% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid as of May 31, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Abington Emerson Reo III.
(f)	Agreement is illiquid as of May 31, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP GFM Trust.
(g)	Agreement is illiquid as of May 31, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Trust Series SLP-III.
(h)	Security is considered illiquid. As of May 31, 2015, the value of this investment was $324,884 or 0.75% of total net assets.
(i)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2015.
AGM – Assured Guaranty Municipal Corp.
AMBAC – Ambac Assurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2015 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AGENCY – 22.6%
	FNMA TBA
$9,600,000	2.500%, due 6/15/28	$9,814,062
	Total U.S. Government Agency
	(cost $9,780,750)	$9,814,062

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

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SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $222,992,452 and
$43,398,811, respectively)	$223,037,573	$43,172,468
Cash	1,933,072	354
Receivables
Fund shares issued	1,757,045	—
Securities sold	2,428,445	10,666,096
Interest	539,777	149,210
Prepaid and other expenses	84,972	11,495
Total assets	229,780,884	53,999,623

LIABILITIES
Securities sold short (proceeds $9,780,750)	—	9,814,062
Payables
Dividends	385,540	197
Investments purchased	7,827,299	581,784
Fund shares redeemed	989,449	17,188
Interest on securities sold short	—	10,157
Due to Adviser	74,853	201
12b-1 fees	17,695	2,209
Custody fees	4,645	3,804
Administration and fund accounting fees	35,159	25,494
Transfer agent fees and expenses	23,315	12,867
Audit fees	10,027	12,889
Shareholder reporting	—	1,101
Chief Compliance Officer fee	2,452	2,239
Legal fees	351	1,321
Accrued expenses	790	476
Total liabilities	9,371,575	10,485,989
NET ASSETS	$220,409,309	$43,513,634

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$36,257,842	$502,812
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	3,296,747	49,847
Net asset value, offering and
redemption price per share	$11.00	$10.09

Institutional Class
Net assets applicable to shares outstanding	$184,151,467	$43,010,822
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	16,734,807	4,258,441
Net asset value, offering and
redemption price per share	$11.00	$10.10

COMPONENTS OF NET ASSETS
Paid-in capital	$219,922,378	$44,162,912
Accumulated net investment loss	(401,617)	(26,765)
Accumulated net realized gain/(loss) from
investments and securities sold short	843,430	(362,858)
Net unrealized appreciation/(depreciation) on:
Investments	45,118	(226,343)
Securities sold short	—	(33,312)
Net assets	$220,409,309	$43,513,634

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2015 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$4,875,367	$1,002,669
Total income	4,875,367	1,002,669

Expenses
Advisory fees (Note 4)	379,525	86,574
Administration and fund
accounting fees (Note 4)	117,434	65,375
Transfer agent fees and expenses (Note 4)	70,576	25,062
12b-1 fees – Investor Class (Note 5)	35,696	841
Registration fees	32,305	3,573
Custody fees (Note 4)	16,555	7,113
Audit fees	10,026	8,689
Legal fees	6,221	3,778
Trustees fees	4,798	4,336
Chief Compliance Officer fee (Note 4)	4,452	4,484
Miscellaneous	3,970	2,544
Printing and mailing expense	3,560	1,536
Insurance expense	1,114	2,758
Interest expense (Note 7)	112	149
Total expenses before interest
on short positions	686,344	216,812
Interest expense on securities sold short	—	99,360
Less: Advisory fees waived
by Adviser (Note 4)	(18,106)	(67,525)
Net expenses	668,238	248,647
Net investment income	4,207,129	754,022

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain/(loss) on:
Investments	843,555	(72,597)
Securities sold short	—	(289,499)
Net change in unrealized
appreciation/(depreciation) on:
Investments	(860,443)	(162,873)
Securities sold short	—	243,844
Net realized and unrealized loss on
investments and securities sold short	(16,888)	(281,125)
Net Increase in Net Assets
Resulting from Operations	$4,190,241	$472,897

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,207,129	$3,840,605
Net realized gain from investments	843,555	1,266,462
Net change in unrealized appreciation/
(depreciation) on investments	(860,443)	430,966
Net increase in net assets
resulting from operations	4,190,241	5,538,033

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(754,078)	(384,349)
Institutional Class	(3,917,543)	(3,698,272)
From net realized gain on investments
Investor Class	(167,373)	(5,327)
Institutional Class	(799,951)	(76,880)
Total distributions to shareholders	(5,638,945)	(4,164,828)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	69,129,729	117,810,772
Total increase in net assets	67,681,025	119,183,977

NET ASSETS
Beginning of period	152,728,284	33,544,307
End of period	$220,409,309	$152,728,284
Accumulated net investment income/(loss)	$(401,617)	$62,875

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class

	Six Months Ended		Year Ended
	May 31, 2015 (Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,875,083	$20,706,045	2,458,968	$27,281,113
Shares issued on
reinvestments
of distributions	80,472	886,282	33,694	371,483
Shares redeemed	(1,015,774)	(11,196,406)	(411,841)	(4,531,804)
Net increase	939,781	$10,395,921	2,080,821	$23,120,792

Institutional Class

	Six Months Ended		Year Ended
	May 31, 2015 (Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	10,646,478	$117,751,405	12,177,176	$134,517,784
Shares issued on
reinvestments
of distributions	245,162	2,701,582	263,482	2,893,967
Shares redeemed	(5,573,379)	(61,719,179)	(3,867,797)	(42,721,771)
Net increase	5,318,261	$58,733,808	8,572,861	$94,689,980

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$754,022	$1,431,358
Net realized gain/(loss) from investments
and securities sold short	(362,096)	220,110
Net change in unrealized appreciation/
(depreciation) from investments
and securities sold short	80,971	(316,878)
Net increase in net assets
resulting from operations	472,897	1,334,590

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(12,190)	(18,410)
Institutional Class	(890,702)	(1,374,651)
From net realized gain on investments
Investor Class	(905)	(2,429)
Institutional Class	(50,852)	(102,393)
Total distributions to shareholders	(954,649)	(1,497,883)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(18,143,598)	9,747,595
Total increase/(decrease) in net assets	(18,625,350)	9,584,302

NET ASSETS
Beginning of period	62,138,984	52,554,682
End of period	$43,513,634	$62,138,984
Accumulated net investment income/(loss)	$(26,765)	$122,105

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class

	Six Months Ended		Year Ended
	May 31, 2015 (Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	639	$6,458	14,905	$152,484
Shares issued on
reinvestments
of distributions	1,282	12,996	2,037	20,812
Shares redeemed	(41,076)	(415,357)	(42,636)	(434,641)
Net decrease	(39,155)	$(395,903)	(25,694)	$(261,345)

Institutional Class

	Six Months Ended		Year Ended
	May 31, 2015 (Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	542,761	$5,492,619	1,649,991	$16,821,584
Shares issued on
reinvestments
of distributions	92,170	934,779	144,375	1,477,044
Shares redeemed	(2,380,046)	(24,175,093)	(809,909)	(8,289,688)
Net increase/(decrease)	(1,745,115)	$(17,747,695)	984,457	$10,008,940

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended			July 22, 2013*
	May 31,		Year Ended	through
	2015		November 30,	November 30,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$11.08		$10.75	$10.00

Income from investment operations:
Net investment income	0.26	^	0.55 ^	0.08
Net realized and unrealized gain
on investments	0.01		0.38	0.75
Total from investment operations	0.27		0.93	0.83

Less distributions:
From net investment income	(0.28)		(0.57)	(0.08)
From net realized gain
on investments	(0.07)		(0.03)	—
Total distributions	(0.35)		(0.60)	(0.08)
Net asset value, end of period	$11.00		$11.08	$10.75

Total return	2.52	%+	8.84%	8.31	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$36,258		$26,121	$2,969
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.03	%++	1.12%	3.80	%++
After fee waiver and
expense reimbursement	1.00	%++	1.00%	1.00	%++
Ratio of net investment income
to average net assets:
Before fee waiver and
expense reimbursement	4.75	%++	4.83%	1.45	%++
After fee waiver and
expense reimbursement	4.78	%++	4.95%	4.25	%++
Portfolio turnover rate	66	%+	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended			July 22, 2013*
	May 31,		Year Ended	through
	2015		November 30,	November 30,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$11.09		$10.75	$10.00

Income from investment operations:
Net investment income	0.28	^	0.58 ^	0.08
Net realized and unrealized gain
on investments	0.00#		0.38	0.75
Total from investment operations	0.28		0.96	0.83

Less distributions:
From net investment income	(0.30)		(0.59)	(0.08)
From net realized gain
on investments	(0.07)		(0.03)	—
Total distributions	(0.37)		(0.62)	(0.08)
Net asset value, end of period	$11.00		$11.09	$10.75

Total return	2.55	%+	9.18%	8.35	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$184,151		$126,607	$30,576
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.77	%++	0.89%	3.65	%++
After fee waiver and
expense reimbursement	0.75	%++	0.75%	0.75	%++
Ratio of net investment income
to average net assets:
Before fee waiver and
expense reimbursement	5.01	%++	5.10%	1.54	%++
After fee waiver and
expense reimbursement	5.03	%++	5.24%	4.44	%++
Portfolio turnover rate	66	%+	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Less than $0.01.
The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months					December 23,
	Ended					2010*
	May 31,					through
	2015		Year Ended November 30,			November 30,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$10.19		$10.23	$10.39	$10.25	$10.00

Income from investment operations:
Net investment income	0.14	^	0.13 ^	0.13	0.11	0.14
Net realized and unrealized
gain/(loss) on investments	(0.07)		0.06	(0.11)	0.27	0.25
Total from investment operations	0.07		0.19	0.02	0.38	0.39

Less distributions:
From net investment income	(0.16)		(0.21)	(0.15)	(0.13)	(0.14)
From net realized gain
on investments	(0.01)		(0.02)	(0.03)	(0.11)	—
Total distributions	(0.17)		(0.23)	(0.18)	(0.24)	(0.14)
Net asset value, end of period	$10.09		$10.19	$10.23	$10.39	$10.25

Total return	0.74	%+	1.86%	0.18%	3.84%	3.89	%+

Ratios/supplemental data:
Net assets, end of period
(thousands)	$503		$907	$1,173	$856	$207
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.52	%++	1.84%	2.91%	3.40%	8.07	%++
After fee waiver and
expense reimbursement#	1.25	%++	1.13%	0.92%	0.85%	0.85	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.59	%++	0.58%	(0.69)%	(1.47)%	(5.70	)%++
After fee waiver and
expense reimbursement	2.86	%++	1.29%	1.30%	1.08%	1.52	%++
Portfolio turnover rate	19	%+	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#
Excluding interest expense, the ratio of expenses to average net assets would have been 0.85%, 0.85% and 0.85% for the six months ended May 31, 2015 and the years ended November 30, 2014 and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months					December 23,
	Ended					2010*
	May 31,					through
	2015		Year Ended November 30,			November 30,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$10.20		$10.24	$10.40	$10.26	$10.00

Income from investment operations:
Net investment income	0.15	^	0.24 ^	0.16	0.14	0.16
Net realized and unrealized
gain/(loss) on investments	(0.06)		(0.03)	(0.12)	0.27	0.26
Total from investment operations	0.09		0.21	0.04	0.41	0.42

Less distributions:
From net investment income	(0.18)		(0.23)	(0.17)	(0.16)	(0.16)
From net realized gain
on investments	(0.01)		(0.02)	(0.03)	(0.11)	—
Total distributions	(0.19)		(0.25)	(0.20)	(0.27)	(0.16)
Net asset value, end of period	$10.10		$10.20	$10.24	$10.40	$10.26

Total return	0.87	%+	2.11%	0.42%	4.10%	4.22	%+

Ratios/supplemental data:
Net assets, end of period
(thousands)	$43,011		$61,232	$51,382	$23,050	$6,478
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.27	%++	1.06%	1.15%	2.51%	4.27	%++
After fee waiver and
expense reimbursement#	1.00	%++	0.90%	0.68%	0.60%	0.60	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.78	%++	2.14%	1.09%	(0.58)%	(1.97	)%++
After fee waiver and
expense reimbursement	3.05	%++	2.30%	1.56%	1.33%	1.70	%++
Portfolio turnover rate	19	%+	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#
Excluding interest expense, the ratio of expenses to average net assets would have been 0.60%, 0.60% and 0.60% for the six months ended May 31, 2015 and the years ended November 30, 2014 and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“MBS Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  The Funds currently offer Investor Class shares and Institutional Class shares.  The MBS Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2014 for the MBS Total Return Fund and 2012-2014 for the Short Duration Fund or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The MBS Total Return Fund distributes substantially all net investment income, if any, monthly.  The Short Duration Fund declares dividends from net investment income daily and distributes the dividends to shareholders monthly.  The Funds distribute net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144a under the Securities Act of 1933, may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”).  All of the restricted securities held by the Funds at May 31, 2015 consist of securities issued under Rule 144a and have all been deemed to be liquid by the Adviser except for one bond held in both Funds.  The Adviser has determined that the Credit Suisse First Boston Mortgage Securities Corp. bond, due 11/15/37 is illiquid.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

E.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At May 31, 2015, the MBS Total Return Fund and the Short Duration Fund had investments in illiquid securities with a total value of $264,441 or 0.12% of net assets and $1,634,598 or 3.76% of net assets, respectively.

		Dates	Cost
MBS Total Return Fund	PAR	Acquired	Basis
Credit Suisse First Boston
Mortgage Securities Corp.,
due 11/15/37	$350,000	5/14	$279,869

		Dates	Cost
Short Duration Fund	PAR	Acquired	Basis
Abington Emerson Reo III	$127,613	6/14 – 4/15	$127,613
Basepoint – BP GFM Trust I	753,516	5/14 – 8/14	753,516
Basepoint – BP Trust Series
GFM-III Sr. – 8.00%	178,585	10/14	178,585
Basepoint – BP Trust Series
GFM-III Jr. – 10.00%	250,000	10/14	250,000
Credit Suisse First Boston
Mortgage Securities Corp.,
due 11/15/37	430,000	5/14	343,836

F.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, each Fund may enter into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Funds, through the custodian, take possession of securities collateralizing the repurchase agreement, the fair value of which exceeds the amount of the repurchase transaction, including accrued interest.  If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The Short Duration Fund entered into repurchase agreements on February 25, 2014, and received U.S. Treasury Notes as collateral.  The Fund sold the collateral relating to the February 25, 2014 repurchase agreements.  Interest payments made by the Fund relating to the sold collateral are reflected as interest expense in the statements of operations.  As of May 31, 2015, the Short Duration Fund no longer held repurchase agreements.  The MBS Total

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Return Fund did not hold repurchase agreements during the six months ended May 31, 2015.

New Accounting Pronouncement:  In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.”  ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements disclosures.

G.
Short Sales:  The Funds are authorized to make short sales of securities. In a typical short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. A Fund is said to have a “short position” in the securities sold until it delivers them to the broker. Until the security is replaced, the proceeds of the short sale are retained by the broker, and a Fund is required to pay to the broker a negotiated portion of any interest which accrues during the period of the loan. To meet current margin requirements, a Fund may also be required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  A Fund is also required to segregate or earmark liquid assets on its books to cover its obligation to return the security.

The adviser will generally sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Funds will utilize forward-settling sales of agency residential mortgage-backed securities where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

H.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

I.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Investment Companies:  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2015:

MBS Total Return Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$5,177,192	$2,182,243	$7,359,435
Collateralized Debt
Obligations	—	—	2,539,493	2,539,493
Commercial Mortgage-Backed
Securities – Agency	—	386,516	—	386,516
Commercial Mortgage-
Backed Securities – Non-Agency	—	35,118,151	2,017,200	37,135,351
Residential Mortgage-Backed
Securities – Agency	—	301,979	—	301,979
Residential Mortgage-Backed
Securities – Non-Agency	—	140,706,645	1,470,544	142,177,189
U.S. Government Agencies	—	6,519,610	—	6,519,610
Total Fixed Income	—	188,210,093	8,209,480	196,419,573
Short-Term Securities	26,618,000	—	—	26,618,000
Total Investments	$26,618,000	$188,210,093	$8,209,480	$223,037,573

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$—	$6,047,391	$1,043,098	$7,090,489
Collateralized Debt Obligation	—	320,600	522,882	843,482
Commercial Mortgage-Backed
Securities – Agency	—	6,901,654	—	6,901,654
Commercial Mortgage-Backed
Securities – Non-Agency	—	5,987,889	124,995	6,112,884
Municipal Bonds	—	3,152,070	—	3,152,070
Principal Only Bond	—	323,049	—	323,049
Residential Mortgage-
Backed Securities – Agency	—	3,798,092	—	3,798,092
Residential Mortgage-
Backed Securities –
Non-Agency	—	10,756,343	—	10,756,343
Total Fixed Income	—	37,287,088	1,690,975	38,978,063
Private Placement
Participation Agreements	—	—	1,309,714	1,309,714
Money Market Fund	2,884,691	—	—	2,884,691
Repurchase Agreements	—	—	—	—
Total Assets	$2,884,691	$37,287,088	$3,000,689	$43,172,468
Liabilities:
Securities Sold Short	$—	$9,814,062	$—	$9,814,062
Total Liabilities	$—	$9,814,062	$—	$9,814,062

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at May 31, 2015, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

The following is a reconciliation of the MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

MBS Total Return Fund
	Investments in Securities, at Value

		Collateralized	Commercial	Residential
	Asset-Backed	Debt	MBS –	MBS –
	Securities	Obligations	Non-Agency	Non-Agency
Balance as of November 30, 2014	$4,644,624	$—	$2,062,479	$1,027,610
Accrued discounts/premiums	5,452	468	1,474	17,092
Realized gain/(loss)	23,024	—	3,443	14,271
Change in unrealized
appreciation/(depreciation)	5,400	(1,468)	(6,554)	(9,149)
Purchases	461,427	2,540,493	—	1,200,052
Sales	(2,957,684)	—	(50,002)	(86,299)
Transfers in and/or out of Level 3	—	—	6,360	(693,033)
Balance as of May 31, 2015	$2,182,243	$2,539,493	$2,017,200	$1,470,544

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2015, and still classified as level 3 was $(3,291).

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Short Duration Fund

	Investments in Securities, at Value

				Private
		Collateralized	Commercial	Placement
	Asset-Backed	Debt	MBS	Participation
	Securities	Obligations	Non-Agency	Agreements
Balance as of November 30, 2014	$1,914,203	$—	$34,779	$3,629,497
Accrued discounts/premiums	(4,886)	100	—	—
Realized gain/(loss)	(3,297)	—	(71)	(561)
Change in unrealized
appreciation/(depreciation)	795	(99)	525	—
Purchases	323,920	522,881	115,579	7,505,332
Sales	(636,617)	—	(25,817)	(9,824,554)
Transfers in and/or out of Level 3	(551,020)	—	(551,020)	—
Balance as of May 31, 2015	$1,043,098	$522,882	$124,995	$1,309,714

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2015, and still classified as level 3 was $(13,493).

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.  The Funds’ primary pricing service was unable to provide pricing for 13 securities held on May 31, 2015.  The Valuation Committee utilized indicative market quotations or

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quote utilized by the Valuation Committee are not observable.  The primary pricing service was not able to provide pricing for one new security purchased by both Funds.  This security was then priced at cost on May 31, 2015.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

Significant unobservable valuation inputs for private placement participation agreements held in the Short Duration Fund and classified as level 3 securities as of May 31, 2015, are as follows:

Investments	Value at	Valuation	Unobservable
in Securities	5/31/15	Technique(s)	Input	Input Values

Private			Fixed loan	Projected yield to maturity was 9.5%
Placement			participation	at purchase, approximately 5% higher than
Participation			valued at	the Barclays Capital High Yield Loan Index
Agreements –			par based on	yield. In our view, credit quality of the loan
Abington			deal cash flow,	participation is higher than the average
Emerson		Valued	illiquidity and	quality of the Index from a combination of
Reo III	$127,613	at par	short maturity.	subordination and overcollateralization.
The liquidity of the loan participation is
materially lower than the Index
constituents’ liquidity, but is offset by short
average life. Collateral performed as
expected, and the purchase yield spread
remained appropriate. Principal was fully
paid off in June, 2015.

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 8%, approximately
Participation			valued at	3.5% higher than the yield of the Barclays
Agreements –			par based on	Capital High Yield Loan Index. In our view,
Basepoint –			deal cash flow,	the credit quality of the loan participation is
BP GFM		Valued	illiquidity and	higher than the average quality of the Index
Trust I	$753,516	at par	short maturity.	from a combination of significant
subordination, overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the short year average life.
Since purchase, cash flows have been as
expected with no asset quality deterioration.
LTV is 70% and approximately 50% has
paid down. The purchase yield spread
remains appropriate, equal to a price of par.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 8%, approximately
Participation			valued at	3.5% higher than the yield of the Barclays
Agreements –			par based on	Capital High Yield Loan Index. In our view,
Basepoint –			deal cash flow,	the credit quality of the loan participation is
BP Trust Series		Valued	illiquidity and	higher than the average quality of the Index
GFM-III Sr	$178,585	at par	short maturity.	from a combination of significant
subordination, overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the short year average life.
Since purchase, cash flows have been as
expected with no asset quality deterioration.
LTV is 66% and approximately 30% has
paid down. The purchase yield spread
remains appropriate, equal to a price of par.

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 10%,
Participation			valued at	approximately 5.5% higher than the yield of
Agreements –			par based on	the Barclays Capital High Yield Loan Index.
Basepoint –			deal cash flow,	In our view, the credit quality of the loan
BP Trust Series		Valued	illiquidity and	participation is higher than the average
GFM-III Jr	$250,000	at par	short maturity.	quality of the Index from a combination of
significant overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the short year average life.
Since purchase, cash flows have been as
expected with no asset quality deterioration.
LTV is 66%. The purchase yield spread
remains appropriate, equal to a price of par.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended May 31, 2015, Semper Capital Management, L.P. (the “Adviser”) provided the Funds with investment management services under an investment advisory agreement. The Adviser furnished all investment advice, office

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the MBS Total Return Fund and at an annual rate of 0.35% based upon the average daily net assets of the Short Duration Fund.  For the six months ended May 31, 2015, the MBS Total Return Fund and the Short Duration Fund incurred $379,525 and $86,574 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.00% and 0.75% of the average daily net assets of the MBS Total Return Fund’s Investor Class and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2015, the Adviser reduced its fees in the amount of $18,106 and $67,525 for the MBS Total Return Fund and the Short Duration Fund, respectively.  No amounts were reimbursed to the Adviser.  The expense limitation will remain in effect through at least March 29, 2017, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the date of expiration are as follows:

	MBS Total Return Fund	Short Duration Fund
Year	Amount	Amount
2015	—	$193,076
2016	$81,728	175,807
2017	101,415	109,081
2018	18,106	67,525
	$201,249	$545,489

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the six months ended May 31, 2015, the Funds incurred the following expense for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$117,434	$65,375
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	26,827	14,413
Custody	16,555	7,113
Chief Compliance Officer	4,452	4,484

At May 31, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency, and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$35,159	$25,494
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	758	6,407
Custody	4,645	3,804
Chief Compliance Officer	2,452	2,239

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2015, the Investor Class shares paid the Distributor $35,696 and $841 for the MBS Total Return Fund and the Short Duration Fund, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
MBS Total Return Fund	$122,032,161	$60,857,030	$39,458,685	$43,340,741
Short Duration Fund	5,699,003	16,019,791	3,158,378	4,270,206

NOTE 7 – LINES OF CREDIT

The MBS Total Return Fund and the Short Duration Fund have lines of credit in the amount of $30,000,000 and $10,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2015, the Short Duration Fund drew upon its line of credit.  The Short Duration Fund had an outstanding average daily balance of $9,978, a weighted average interest rate of 3.25%, and paid $164 in interest.  The maximum amount outstanding for the Short Duration Fund during the six months ended May 31, 2015 was $607,000.  The MBS Total Return Fund did not draw upon its line of credit during the six months ended May 31, 2015.  At May 31, 2015, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2015 and the year ended November 30, 2014 was as follows:

	MBS Total Return Fund		Short Duration Fund
	May 31, 2015	Nov. 30, 2014	May 31, 2015	Nov. 30, 2014
Ordinary income	$5,635,097	$4,164,828	$954,649	$1,393,061
Long-term
capital gains	3,847	—	—	104,822

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

As of November 30, 2014, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$151,934,490	$66,875,365
Gross unrealized appreciation	2,080,754	567,073
Gross unrealized depreciation	(1,175,193)	(630,662)
Net unrealized
appreciation/(depreciation) (a)	905,561	(63,589)
Undistributed ordinary income	1,026,269	173,219
Undistributed long-term capital gain	3,805	—
Total distributable earnings	1,030,074	173,219
Other accumulated gains/(losses)	—	(277,156)
Total accumulated earnings/(losses)	$1,935,635	$(167,526)

(a)
Book basis and tax basis net unrealized appreciation and cost are the same in the MBS Total Return Fund.  The difference between book basis and tax basis net unrealized depreciation in the Short Duration Fund is attributable primarily to wash sales.

NOTE 9 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Semper MBS Total Return Fund and the Semper Short Duration Fund took place on March 6, 2015 to approve an investment advisory agreement between the Adviser and Advisors Series Trust on behalf of the Funds (the “Proposal”).

All Fund shareholders of record at the close of business on December 31, 2014 were entitled to vote.  As of the record date, the Semper MBS Total Return Fund had 14,315,319 shares outstanding.  Of the 7,379,627 shares present in person or by proxy, 7,378,239 or 100% voted in favor of the Proposal (representing 51.5% of total outstanding shares), 0 or 0% voted against the Proposal, and 1,388 or 0.2% withheld from voting for the Proposal.  As of the record date, the Semper Short Duration Fund had 5,078,779 shares outstanding.  Of the 3,134,366 shares present in person or by proxy, 3,133,892 or 100% voted in favor of the Proposal (representing 61.7% of total outstanding shares), 0 or 0% voted against the Proposal, and 474 or 0.02% withheld from voting for the Proposal.  Accordingly, the Proposal was approved.

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 2-4, 2014, the full Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved a new investment advisory agreement (the “New Investment Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser” or “Semper”) for the Semper MBS Total Return Fund and the Semper Short Duration Fund (together, the “Funds”).  The Board noted that Semper proposed to restructure its firm ownership by selling a controlling interest to an outside investor, RSL Capital, LLC (“RSL Capital”), a limited liability company owned by Mr. Ronald S. Lauder (the “Transaction”).  The Board noted that contingent on Board approval, RSL Capital will acquire an 18.5% voting interest in the Adviser, bringing RSL Capital’s total voting interest in Semper to 31.5%.  The Board noted that concurrently with the transaction, a number of Semper employees will sell their ownership interests in Semper, which were previously held by a limited liability company owned by current and former employees of Semper, to RSL Capital.

The Board noted that no changes are planned to the portfolio management teams or investment approach for the Funds in connection with the transaction, nor are the Funds’ daily operations or management activities expected to be affected in any way.  The Board noted that the new owner is not expected to be involved in the management or day-to-day business operations of the firm.  The Board also noted that Semper management expects to incentivize employees who will not continue to have a direct or indirect ownership interest in Semper in a different manner than firm equity.  The Board then turned its attention to the approval of the Funds’ New Advisory Investment Agreement and other related materials.

The Board of Trustees considered that the New Investment Advisory Agreement is substantially identical to the prior investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Prior Investment Advisory Agreement”), except for the effective date and termination provisions, and concluded that the terms and conditions of the New Investment Advisory Agreement are fair to, and in the best interests of, the Funds and their shareholders.  In so concluding, the Board took into account a number of factors including the Adviser’s representation that the Transaction will not result in any change in the services provided by the Adviser to the Funds;  that there will be no change in the day-to-day management responsibilities of the Funds’ portfolio management teams or to the employees of the Adviser who determine the Funds’ overall investment strategy, portfolio allocation and risk parameters; that the Transaction is not expected to result in any change in the day-to-day business operations of the Adviser or in the senior management of the Adviser; and that RSL Capital’s investment in the Adviser is expected to enhance the Adviser’s balance sheet and financial condition and to support the Adviser’s ability to invest in and enhance its investment management capabilities.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The full Board, which includes a majority of Independent Trustees, also took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the New Investment Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages other accounts with substantially similar objectives, policies, strategies and risks as the Funds.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Investment Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of July 31, 2014 on both an absolute basis, and in comparison to appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Semper MBS Total Return Fund’s (the “MBS Fund”) performance, with regard to each of its Lipper comparative universe and Morningstar comparative universe, was significantly above its peer group median and average for the one-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the MBS Fund.  The Board considered the MBS Fund’s outperformance compared to a composite of similarly managed account, which the Adviser represented has narrower investment guidelines than the Fund, and the MBS Fund’s underperformance compared to similarly managed private account, which the Adviser represented utilizes leverage and hedging and has a lower liquidity requirement, leading to performance dispersion.

The Board noted that the Semper Short Duration Fund’s (the “Short Duration Fund”) performance, with regard to its Lipper comparative universe, was above its peer

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

group median and average for the one-year, three-year and since inception periods.  The Board noted that the Short Duration Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year, three-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Short Duration Fund.  The Board considered the Short Duration Fund’s outperformance compared to a composite of similarly managed accounts, which the Adviser represented includes portfolios with different quality/sector restrictions.

The Board also considered the performance of the Funds against broad-based securities market benchmarks.  The Board noted that while the MBS Fund primarily invests in non-agency mortgage-backed securities, a non-agency mortgaged-backed securities index to which to compare the MBS Fund does not exist and therefore the Barclays U.S. Mortgage Backed Securities Index is used as the Fund’s benchmark.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the New Investment Advisory Agreement.  In considering the advisory fees and anticipated total fees and expenses of the Funds, the Board reviewed and compared each Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Adviser was agreeing to waive its advisory fees and reimburse each Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio (excluding acquired fund fees and expenses, portfolio transaction expenses, taxes, interest expense, dividend and interest expense on securities sold short, proxy expenses and extraordinary expenses) of 0.75% for Institutional Class shares and 1.00% for Investor Class shares of the MBS Fund and 0.60% for Institutional Class shares and 0.85% for Investor Class shares of the Short Duration Fund.  The Board also considered that the Adviser has the ability to request recoupment of previously waived management fees and paid Fund expenses from the Funds for three years from the date they were paid, subject to the Expense Caps, which includes management fees waived or expenses paid for the benefit of the Funds prior to the change of control of the Adviser.

The Board noted that the MBS Fund’s expected total operating expenses were below the peer group median and average, while the expected contractual advisory fee was below the peer group median and average.  The Board noted that the Short Duration

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Fund’s expected total operating expenses were below the peer group median and average, while the expected contractual advisory fee was at or below the peer group median and average.  The Board also considered that the expected contractual advisory fee for the MBS Fund was lower than the fees charged by the Adviser to another account with similar objectives, policies, strategies and risks as the Fund.  The Board also considered that the expected contractual advisory fee for the Short Duration Fund was higher than the fees charged by the Adviser to another account with similar objectives, policies, strategies and risks as the Fund.  In assessing the reasonableness of the advisory fees as compared to the fees charged to similarly managed accounts, the Board took into account differences in services, business structure and investment strategies that account for differences in fees.

The Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than an initial two-year term and subsequent terms of one year, so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Funds.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the expected profitability to the Adviser from its relationship with the Funds and considered any additional benefits that may be derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees.  After such review, the Board determined that the expected profitability to the Adviser with respect to the New Investment Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the New Investment Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the New Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMPER FUNDS

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-736-7799 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
              Douglas G. Hess, President

Date  8/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  8/7/15

By (Signature and Title)*  /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  8/7/15

* Print the name and title of each signing officer under his or her signature